Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Audit Alliance LLP
Auditor Firm ID	3487
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Top Wealth Group Holding Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2024, and the consolidated statements of operation and other comprehensive income/(loss), consolidated statements of changes in equity and cash flows for the year ended December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.